Segments and Geographical Information - Schedule of Total Revenues and Long-Lived Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		$ 39,949	$ 44,179	$ 41,511
Long-lived assets	[1]	3,417	3,268	3,270
Israel [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		36,156	38,125	34,295
Long-lived assets	[1]	3,417	3,268	3,270
East Asia [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		75	1,331	2,239
Long-lived assets	[1]
India [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		1,414	1,726	1,225
Long-lived assets	[1]
America [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		1,067	1,433	2,825
Long-lived assets	[1]
Europe [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		1,236	1,513	622
Long-lived assets	[1]
Rest of the world [Member]
Schedule of Total Revenues and Long-Lived Assets [Line Items]
Total revenues		1	51	305
Long-lived assets	[1]

[1]	Long-lived assets balance comprised of property and equipment, net (it does not include intangible assets and goodwill).